Other liabilities (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Other liabilities
Cash payables, debt purchases	SEK 668	SEK 2,056
Other	158	318
Total	SEK 826	SEK 2,374